UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND
Schedule of Investments
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 83.8%
Denmark — 1.9%
43,419	Carlsberg A/S Class B (Food, Beverage & Tobacco)	$3,843,626

France — 5.4%
134,656	AXA SA (Insurance)	2,472,278
18,850	BNP Paribas SA (Banks)	1,288,540
113,859	Safran SA (Capital Goods)	3,072,183
40,324	Societe Generale SA (Banks)	2,315,860
38,022	Total SA (Energy)	1,919,408

		11,068,269

Germany — 5.1%
70,400	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	4,052,433
95,929	E.ON AG (Utilities)	2,869,249
72,982	Henkel AG & Co. KGaA Preference Shares (Household & Personal Products)	3,624,658

		10,546,340

Hong Kong — 2.7%
385,000	Kerry Properties Ltd. (Real Estate)	1,943,789
249,963	Sun Hung Kai Properties Ltd. (Real Estate)	3,677,765

		5,621,554

Ireland — 1.3%
86,621	Kerry Group PLC Class A (Food, Beverage & Tobacco)	2,754,276

Italy — 5.2%
410,760	Azimut Holding SpA (Diversified Financials)	4,109,354
149,169	Eni SpA (Energy)	3,048,237
1,254,524	UniCredit SpA (Banks)	3,508,582

		10,666,173

Japan — 22.0%
856,000	All Nippon Airways Co. Ltd. (Transportation)*	2,893,818
1,782,000	DIC Corp. (Materials)	2,929,791
105,900	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	3,297,806
219,700	Hitachi High-Technologies Corp. (Technology Hardware & Equipment)	4,199,007
122,900	Honda Motor Co. Ltd. (Automobiles & Components)	3,888,367
223,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	2,971,724
383,000	Kubota Corp. (Capital Goods)	3,025,711
346,000	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,547,475
189,600	Mitsubishi Corp. (Capital Goods)	4,091,996
192,000	Mitsubishi Estate Co. Ltd. (Real Estate)	2,703,796
324,300	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,606,577
230,200	Nomura Holdings, Inc. (Diversified Financials)	1,294,484
341,600	Panasonic Corp. (Consumer Durables & Apparel)	4,513,806

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
63,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	$1,960,103
106,900	The Kansai Electric Power Co., Inc. (Utilities)	2,588,844

		45,513,305

Netherlands — 2.1%
312,890	Koninklijke KPN NV (Telecommunication Services)	4,347,878

Sweden — 0.7%
301,154	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	1,545,295

Switzerland — 14.9%
92,963	Compagnie Financiere Richemont SA Class A (Consumer Durables & Apparel)	3,629,434
53,818	Kuehne + Nagel International AG (Registered) (Transportation)	5,773,760
1,295	Lindt & Spruengli AG (Food, Beverage & Tobacco)	2,917,641
115,772	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	5,628,044
28,043	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	3,646,320
22,315	Syngenta AG (Registered) (Materials)	4,928,508
246,840	UBS AG (Registered) (Diversified Financials)*	4,190,155

		30,713,862

United Kingdom — 22.5%
93,705	Anglo American PLC (Materials)*	3,705,210
280,289	BG Group PLC (Energy)	4,495,033
729,101	HSBC Holdings PLC (Banks)	7,414,401
306,219	Prudential PLC (Insurance)	2,664,830
520,564	Reed Elsevier PLC (Media)	4,510,490
101,241	Rio Tinto PLC (Materials)	5,239,803
200,831	Smiths Group PLC (Capital Goods)	3,515,609
289,945	SOCO International PLC (Energy)*	1,906,720
166,849	Tullow Oil PLC (Energy)	3,222,804
3,132,136	Vodafone Group PLC (Telecommunication Services)	7,303,183
318,972	Wellstream Holdings PLC (Energy)	2,509,979

		46,488,062

TOTAL COMMON STOCKS		$173,108,640

Exchange Traded Funds — 8.4%
Australia — 5.4%
513,531	iShares MSCI Australia Index Fund	$11,081,999

Other — 3.0%
152,550	iShares MSCI Emerging Markets Index Fund	6,315,570

TOTAL EXCHANGE TRADED FUNDS		$17,397,569

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Short-term Investment(a) — 5.6%
JPMorgan U.S. Government Money Market Fund — Capital Shares
11,510,575	0.112%	$11,510,575

TOTAL INVESTMENTS — 97.8%		$202,016,784

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.2%		4,595,155

NET ASSETS — 100.0%		$206,611,939

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2010.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	153	September 2010	$5,473,034	$139,123
FTSE 100 Index	25	September 2010	2,057,548	(838)
SPI 200 Index	62	September 2010	6,258,398	(117,953)

TOTAL				$20,332

TAX INFORMATION — At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$206,314,491

Gross unrealized gain	8,133,982
Gross unrealized loss	(12,431,689)

Net unrealized security loss	$(4,297,707)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 95.9%
Australia — 5.4%
338,599	Alumina Ltd. (Materials)	$476,971
236,983	Boart Longyear Group (Capital Goods)*	656,832
1,096,801	Charter Hall Retail REIT (REIT)	527,490
74,732	Computershare Ltd. (Software & Services)	684,845
385,714	DUET Group (Utilities)	571,068
167,266	Iluka Resources Ltd. (Materials)*	834,117
46,942	Iress Market Technology Ltd. (Software & Services)	350,510
161,658	Myer Holdings Ltd. (Retailing)	505,306
23,125	Perpetual Ltd. (Diversified Financials)	608,301
157,705	Primary Health Care Ltd. (Health Care Equipment & Services)	514,559

		5,729,999

Austria — 1.8%
17,772	Andritz AG (Capital Goods)	1,113,137
16,485	Schoeller-Bleckmann Oilfield Equipment AG (Energy)	798,673

		1,911,810

Belgium — 0.8%
17,194	Barco NV (Technology Hardware & Equipment)*	859,336

Bermuda — 0.8%
157,650	Hiscox Ltd. (Insurance)	880,101

Canada — 10.7%
38,800	Alamos Gold, Inc. (Materials)	583,859
82,600	Bankers Petroleum Ltd. (Energy)*	603,400
149,500	Bellatrix Exploration Ltd. (Energy)*	536,603
31,300	Biovail Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	683,512
26,000	Canadian Western Bank (Banks)	656,797
43,600	Celtic Exploration Ltd. (Energy)*	533,947
70,300	Chartwell Seniors Housing Real Estate Investment Trust (REIT)	537,482
14,400	Dorel Industries, Inc. Class B (Consumer Durables & Apparel)	487,027
29,600	Evertz Technologies Ltd. (Technology Hardware & Equipment)	431,310
64,500	Groupe Aeroplan, Inc. (Media)	619,245
29,100	IAMGOLD Corp. (Materials)	458,840
152,400	Lundin Mining Corp. (Materials)*	592,967
14,200	MacDonald Dettwiler & Associates Ltd. (Software & Services)*	663,003
36,600	Norbord, Inc. (Materials)*	423,300
32,800	Pacific Rubiales Energy Corp. (Energy)*	786,779
58,500	Quadra FNX Mining Ltd. (Materials)*	708,453
31,600	Red Back Mining, Inc. (Materials)*	799,798
22,800	Silver Wheaton Corp. (Materials)*	430,030
19,600	Toromont Industries Ltd. (Capital Goods)	465,001
42,400	Westjet Airlines Ltd. Class A (Transportation)*	503,991

		11,505,344

Shares	Description	Value
Common Stocks — (continued)
China — 1.5%
242,000	China Yurun Food Group Ltd. Class H (Food, Beverage & Tobacco)	$796,097
336,000	Golden Eagle Retail Group Ltd. Class H (Retailing)	800,005

		1,596,102

France — 5.1%
23,126	Cap Gemini SA (Software & Services)	1,099,350
42,451	Ingenico SA (Technology Hardware & Equipment)	1,073,527
17,586	Publicis Groupe SA (Media)	793,018
20,872	Saft Groupe SA (Capital Goods)	714,738
15,279	SEB SA (Consumer Durables & Apparel)	1,138,524
17,230	SeLoger.com (Media)	680,140

		5,499,297

Germany — 5.0%
22,508	Adidas AG (Registered) (Consumer Durables & Apparel)	1,220,898
48,826	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment)*	656,523
58,258	Freenet AG (Telecommunication Services)	622,314
17,639	MTU Aero Engines Holding AG (Capital Goods)	1,027,303
4,927	Rational AG (Capital Goods)	807,714
49,151	Tognum AG (Capital Goods)	982,440

		5,317,192

Hong Kong — 1.2%
517,000	Belle International Holdings Ltd. (Retailing)	798,387
1,060,000	China Resources Cement Holdings Ltd. (Materials)*	515,118

		1,313,505

Ireland — 1.7%
594,120	Independent News & Media PLC (Media)*	553,387
38,965	Kerry Group PLC Class A (Food, Beverage & Tobacco)	1,238,964

		1,792,351

Italy — 6.3%
102,669	ACEA SpA (Utilities)*	1,179,592
123,981	Azimut Holding SpA (Diversified Financials)	1,240,339
200,980	Banca Popolare Di Milano Scarl (Banks)	1,063,148
234,093	Davide Campari-Milano SpA (Food, Beverage & Tobacco)	1,231,449
15,433	DiaSorin SpA (Health Care Equipment & Services)	570,972
295,042	Gruppo Editoriale L’Espresso SpA (Media)*	614,962
122,897	Pirelli & C. SpA (Automobiles & Components)	858,795

		6,759,257

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — 19.3%
17,700	Aeon Mall Co. Ltd. (Real Estate)	$387,774
22,000	Ahresty Corp. (Automobiles & Components)	191,485
9,300	Alfresa Holdings Corp. (Health Care Equipment & Services)	428,817
58,000	Amada Co. Ltd. (Capital Goods)	378,018
21,700	Capcom Co. Ltd. (Software & Services)	332,472
58,100	Citizen Holdings Co. Ltd. (Technology Hardware & Equipment)	348,378
44,300	COMSYS Holdings Corp. (Capital Goods)	423,963
13,400	Cosel Co. Ltd. (Capital Goods)	195,696
7,900	Dai-ichi Seiko Co. Ltd. (Technology Hardware & Equipment)	330,893
371,000	DIC Corp. (Materials)	609,962
15,800	Don Quijote Co. Ltd. (Retailing)	411,838
170	Dwango Co. Ltd. (Software & Services)	313,982
8,500	Enplas Corp. (Technology Hardware & Equipment)	182,376
13,500	FamilyMart Co. Ltd. (Food & Staples Retailing)	482,321
9,500	FP Corp. (Materials)	504,928
132	Fuji Media Holdings, Inc. (Media)	191,322
5,600	Funai Electric Co. Ltd. (Consumer Durables & Apparel)	199,459
26,200	Hitachi Capital Corp. (Diversified Financials)	347,502
39,000	Hitachi Transport System Ltd. (Transportation)	563,901
133,000	Hokuhoku Financial Group, Inc. (Banks)	234,937
53	Kakaku.com, Inc. (Software & Services)	246,169
19,500	Keihin Corp. (Automobiles & Components)	351,835
52,000	Keisei Electric Railway Co. Ltd. (Transportation)	313,435
81,000	Kitz Corp. (Capital Goods)	405,416
22,400	Koa Corp. (Technology Hardware & Equipment)	246,509
3,800	Mabuchi Motor Co. Ltd. (Capital Goods)	190,808
23,750	Moshi Moshi Hotline, Inc. (Commercial & Professional Services)	495,948
120	MTI Ltd. (Software & Services)	157,183
31,700	Nichii Gakkan Co. Ltd. (Health Care Equipment & Services)	273,358
135,000	Nippon Chemi-Con Corp. (Technology Hardware & Equipment)*	670,506
60,000	Nippon Denko Co. Ltd. (Materials)	356,134
59,000	Nippon Kayaku Co. Ltd. (Materials)	530,408
12,800	Nipro Corp. (Health Care Equipment & Services)	248,688
19,000	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	232,073
6,200	Noritz Corp. (Capital Goods)	112,750
64,000	Onward Holdings Co. Ltd. (Consumer Durables & Apparel)	481,103
51,000	Pacific Metals Co. Ltd. (Materials)	365,437

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
90,000	Press Kogyo Co. Ltd. (Automobiles & Components)*	$260,556
71,000	Rengo Co. Ltd. (Materials)	458,504
8,900	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	297,912
23,700	Seiko Epson Corp. (Technology Hardware & Equipment)	310,607
5,700	Shimamura Co. Ltd. (Retailing)	515,796
112	So-net M3, Inc. (Health Care Equipment & Services)	507,753
59,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	345,191
28,000	Taiyo Nippon Sanso Corp. (Materials)	244,383
35,000	Taiyo Yuden Co. Ltd. (Technology Hardware & Equipment)	447,553
66,000	The Awa Bank Ltd. (Banks)	403,007
75,000	The Higo Bank Ltd. (Banks)	409,993
111,000	The Ogaki Kyoritsu Bank Ltd. (Banks)	352,832
68,200	The Sankei Building Co. Ltd. (Real Estate)	357,415
81,000	The Shibusawa Warehouse Co. Ltd. (Transportation)	272,579
125,000	Tokai Tokyo Financial Holdings, Inc. (Diversified Financials)	453,415
65,000	Tokuyama Corp. (Materials)	325,438
5,800	Toyo Tanso Co. Ltd. (Capital Goods)	292,002
79,000	Tsubakimoto Chain Co. (Capital Goods)	330,137
10,400	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	312,422
7,800	Tsuruha Holdings, Inc. (Food & Staples Retailing)	300,177
37,500	Warabeya Nichiyo Co. Ltd. (Food, Beverage & Tobacco)	455,937
11,700	Yamato Kogyo Co. Ltd. (Materials)	284,536

		20,675,929

Luxembourg — 4.0%
14,600	Millicom International Cellular SA SDR (Telecommunication Services)	1,352,066
877,588	Regus PLC (Commercial & Professional Services)	1,032,182
27,771	SES SA FDR (Media)	685,757
32,500	Ternium SA ADR (Materials)	1,161,875

		4,231,880

Netherlands — 2.3%
26,836	Eurocommercial Properties NV CVA (REIT)	1,013,148
7,793	Fugro NV CVA (Energy)	411,570
24,792	Koninklijke Vopak NV (Transportation)	1,007,408

		2,432,126

Papua New Guinea — 0.6%
113,419	Oil Search Ltd. (Energy)	599,982

Singapore — 1.0%
2,365,000	Raffles Education Corp. Ltd. (Consumer Services)*	505,155

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
103,000	Singapore Exchange Ltd. (Diversified Financials)	$581,433

		1,086,588

South Korea — 3.7%
120,930	Daesang Corp. (Food, Beverage & Tobacco)*	901,508
11,280	Hyosung Corp. (Materials)	781,302
20,108	Neowiz Games Corp. (Software & Services)*	647,602
12,300	POSCO CHEMTECH Co. Ltd. (Materials)	980,075
147,185	SK Broadband Co. Ltd. (Telecommunication Services)*	658,135

		3,968,622

Spain — 0.9%
264,975	Grupo Empresarial Ence SA (Materials)*	905,371
3,530	Sol Melia SA (Consumer Services)	29,464

		934,835

Sweden — 1.6%
138,892	Hufvudstaden AB Class A (Real Estate)	1,189,829
109,819	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	563,508

		1,753,337

Switzerland — 4.0%
143,301	Ferrexpo PLC (Materials)	622,116
8,236	Geberit AG (Registered) (Capital Goods)	1,346,846
619	Lindt & Spruengli AG (Food, Beverage & Tobacco)	1,394,610
10,533	Panalpina Welttransport Holding AG (Registered) (Transportation)*	950,368

		4,313,940

Taiwan — 0.3%
511,000	Eva Airways Corp. (Transportation)*	306,424

United Kingdom — 17.9%
152,531	Amlin PLC (Insurance)	1,016,723
89,971	Charter International PLC (Capital Goods)	1,019,053
23,562	Chemring Group PLC (Capital Goods)	1,067,283
87,773	Close Brothers Group PLC (Diversified Financials)	924,835
37,191	Derwent London PLC (REIT)	781,951
106,542	easyJet PLC (Transportation)*	668,361
92,264	Gem Diamonds Ltd. (Materials)*	316,887
148,532	Greene King PLC (Consumer Services)	1,032,234
118,834	Halfords Group PLC (Retailing)	896,756
133,079	Hochschild Mining PLC (Materials)	603,307
32,995	HomeServe PLC (Commercial & Professional Services)*	1,127,852
175,776	John Wood Group PLC (Energy)	986,076
299,668	Metric Property Investments PLC (REIT)*	481,980
190,576	Micro Focus International PLC (Software & Services)	1,236,242
44,406	Schroders PLC (Diversified Financials)(a)	896,478
403,673	SIG PLC (Capital Goods)*	640,970

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
96,527	SOCO International PLC (Energy)*	$634,776
96,139	Travis Perkins PLC (Capital Goods)*	1,271,401
63,925	Virgin Media, Inc. (Media)	1,376,305
120,369	Wellstream Holdings PLC (Energy)	947,179
474,506	William Hill PLC (Consumer Services)	1,242,215

		19,168,864

TOTAL COMMON STOCKS		$102,636,821

Shares	Rate	Value
Short-term Investment(b) — 4.3%
JPMorgan U.S. Government Money Market Fund — Capital Shares
4,635,688	0.112%	$4,635,688

TOTAL INVESTMENTS — 100.2%		$107,272,509

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(162,563)

NET ASSETS — 100.0%		$107,109,946

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2010.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Dow Jones STOXX Small 200 Index	94	September 2010	$3,878,227	$11,745

TAX INFORMATION — At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$107,561,105

Gross unrealized gain	5,819,318
Gross unrealized loss	(6,107,914)

Net unrealized security loss	$(288,596)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 85.9%
Belgium — 0.5%
14,218	Telenet Group Holding NV (Telecommunication Services)*	$407,291

Denmark — 2.0%
13,167	Carlsberg A/S Class B (Food, Beverage & Tobacco)	1,165,596
29,296	Christian Hansen Holding A/S (Materials)*	506,195

		1,671,791

Finland — 0.5%
11,497	Outotec Oyj (Capital Goods)	406,515

France — 7.4%
2,795	Air Liquide SA (Materials)	314,005
5,571	Air Liquide SA — Prime De Fidelite (Materials)*	625,876
8,462	Alstom SA (Capital Goods)	442,653
35,031	AXA SA (Insurance)	643,167
15,220	BNP Paribas SA (Banks)	1,040,402
13,886	Compagnie Generale de Geophysique — Veritas (Energy)*	268,042
32,494	Safran SA (Capital Goods)	876,764
14,112	Societe Generale SA (Banks)	810,471
25,342	Total SA (Energy)	1,279,303

		6,300,683

Germany — 5.0%
25,400	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,462,100
5,177	Continental AG (Automobiles & Components)*	330,405
25,212	E.ON AG (Utilities)	754,094
13,144	Hamburger Hafen und Logistik AG (Transportation)	481,260
19,680	Henkel AG & Co. KGaA Preference Shares (Household & Personal Products)	977,409
2,716	Siemens AG (Registered) (Capital Goods)	265,680

		4,270,948

Hong Kong — 3.3%
239,000	BOC Hong Kong (Holdings) Ltd. (Banks)	614,527
146,000	Kerry Properties Ltd. (Real Estate)	737,125
72,577	Sun Hung Kai Properties Ltd. (Real Estate)	1,067,843
34,500	Swire Pacific Ltd. Class A (Real Estate)	419,940

		2,839,435

Ireland — 1.3%
33,936	Kerry Group PLC Class A (Food, Beverage & Tobacco)	1,079,058

Italy — 5.4%
28,267	ACEA SpA (Utilities)*	324,767
74,878	Azimut Holding SpA (Diversified Financials)	749,100
32,151	Bulgari SpA (Consumer Durables & Apparel)	251,920
71,062	Eni SpA (Energy)	1,452,137
488,602	UniCredit SpA (Banks)	1,366,494

Shares	Description	Value
Common Stocks — (continued)
Italy — (continued)
37,463	Unione di Banche Italiane ScpA (Banks)	$401,817

		4,546,235

Japan — 21.9%
177,000	All Nippon Airways Co. Ltd. (Transportation)*	598,371
295,000	DIC Corp. (Materials)	485,010
27,100	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	843,914
8,000	Funai Electric Co. Ltd. (Consumer Durables & Apparel)	284,942
23,800	Hitachi High-Technologies Corp. (Technology Hardware & Equipment)	454,877
27,200	Honda Motor Co. Ltd. (Automobiles & Components)	860,566
15,100	Ibiden Co. Ltd. (Technology Hardware & Equipment)	449,734
98,550	JX Holdings, Inc. (Energy)*	533,843
19,400	Keihin Corp. (Automobiles & Components)	350,031
68,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	906,176
79,000	Kubota Corp. (Capital Goods)	624,102
70,000	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	717,697
32,800	Mitsubishi Corp. (Capital Goods)	707,898
81,000	Mitsubishi Electric Corp. (Capital Goods)	704,654
37,000	Mitsubishi Estate Co. Ltd. (Real Estate)	521,044
181,700	Mitsubishi UFJ Financial Group, Inc. (Banks)	900,139
17,900	Mitsui & Co. Ltd. (Capital Goods)	229,653
9,000	MS&AD Insurance Group Holdings, Inc. (Insurance)	199,160
41,000	Nippon Kayaku Co. Ltd. (Materials)	368,589
64,000	Nomura Holdings, Inc. (Diversified Financials)	359,891
554	NTT DoCoMo, Inc. (Telecommunication Services)	880,155
5,020	ORIX Corp. (Diversified Financials)	394,149
33,100	Panasonic Corp. (Consumer Durables & Apparel)	437,374
557	Rakuten, Inc. (Retailing)	426,450
3,900	Shimamura Co. Ltd. (Retailing)	352,913
14,400	Softbank Corp. (Telecommunication Services)	429,570
20,000	Sumitomo Mitsui Financial Group, Inc. (Banks)	616,385
39,800	Sumitomo Rubber Industries Ltd. (Automobiles & Components)	393,375
54,000	Taiyo Nippon Sanso Corp. (Materials)	471,311
31,000	Taiyo Yuden Co. Ltd. (Technology Hardware & Equipment)	396,404
97,000	The Bank of Yokohama Ltd. (Banks)	446,405
14,300	The Kansai Electric Power Co., Inc. (Utilities)	346,309

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
89,000	Tokyo Gas Co. Ltd. (Utilities)	$403,584
93,000	Toshiba Corp. (Technology Hardware & Equipment)*	486,514
14,500	Toyota Motor Corp. (Automobiles & Components)	509,007
6,560	Yamada Denki Co. Ltd. (Retailing)	442,760

		18,532,956

Luxembourg — 0.4%
295,503	Regus PLC (Commercial & Professional Services)	347,558

Netherlands — 1.6%
99,216	Koninklijke KPN NV (Telecommunication Services)	1,378,692

Singapore — 0.5%
40,859	DBS Group Holdings Ltd. (Banks)	433,655

Spain — 2.7%
49,114	Banco Santander SA (Banks)	638,045
7,801	Red Electrica Corp. SA (Utilities)	340,991
925	Sol Melia SA (Consumer Services)	7,721
57,300	Telefonica SA (Telecommunication Services)	1,297,579

		2,284,336

Sweden — 0.9%
23,753	Scania AB Class B (Capital Goods)	437,807
64,475	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	330,837

		768,644

Switzerland — 11.9%
14,260	Aryzta AG (Food, Beverage & Tobacco)	582,577
23,271	Compagnie Financiere Richemont SA Class A (Consumer Durables & Apparel)	908,540
13,810	Kuehne + Nagel International AG (Registered) (Transportation)	1,481,579
180	Lindt & Spruengli AG (Food, Beverage & Tobacco)	405,541
42,575	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,069,706
10,718	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,393,619
6,182	Syngenta AG (Registered) (Materials)	1,365,361
72,628	UBS AG (Registered) (Diversified Financials)*	1,232,874
37,496	Xstrata PLC (Materials)	596,457

		10,036,254

United Kingdom — 20.6%
62,698	Aberdeen Asset Management PLC (Diversified Financials)	138,075
23,877	Admiral Group PLC (Insurance)	542,193
44,971	Amlin PLC (Insurance)	299,762
24,021	Anglo American PLC (Materials)*	949,820
19,434	ASOS PLC (Retailing)*	277,219
104,357	Balfour Beatty PLC (Capital Goods)	407,576
75,069	BG Group PLC (Energy)	1,203,892

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
115,000	BP PLC (Energy)	$735,435
38,400	Capita Group PLC (Commercial & Professional Services)	433,205
65,695	Cookson Group PLC (Capital Goods)*	457,859
254,951	HSBC Holdings PLC (Banks)	2,592,657
79,965	Inchcape PLC (Retailing)*	374,646
99,254	Prudential PLC (Insurance)	863,745
147,019	Reed Elsevier PLC (Media)	1,273,864
20,740	Rio Tinto PLC (Materials)	1,073,414
20,103	Schroders PLC (Diversified Financials)	405,844
215,635	SIG PLC (Capital Goods)*	342,395
46,666	Smiths Group PLC (Capital Goods)	816,903
61,704	SOCO International PLC (Energy)*	405,774
14,403	SSL International PLC (Health Care Equipment & Services)	266,691
47,472	Tullow Oil PLC (Energy)	916,955
979,688	Vodafone Group PLC (Telecommunication Services)	2,284,333
46,376	Wellstream Holdings PLC (Energy)	364,931

		17,427,188

TOTAL COMMON STOCKS		$72,731,239

Exchange Traded Funds — 8.2%
Australia — 5.1%
198,701	iShares MSCI Australia Index Fund	$4,287,967

Other — 3.1%
63,213	iShares MSCI Emerging Markets Index Fund	2,617,018

TOTAL EXCHANGE TRADED FUNDS		$6,904,985

Shares	Rate	Value
Short-term Investment(a) — 4.0%
JPMorgan U.S. Government Money Market Fund — Capital Shares
3,384,272	0.112%	$3,384,272

TOTAL INVESTMENTS — 98.1%		$83,020,496

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%		1,627,612

NET ASSETS — 100.0%		$84,648,108

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2010.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	23	September 2010	$822,744	$9,481
FTSE 100 Index	7	September 2010	576,113	(234)
SPI 200 Index	26	September 2010	2,624,490	(106)

TOTAL				$9,141

TAX INFORMATION — At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$79,703,119

Gross unrealized gain	5,605,117
Gross unrealized loss	(2,287,740)

Net unrealized security gain	$3,317,377

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments
July 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management International (“GSAMI”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, prepayment speeds and credit risk), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAMI’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of July 31, 2010:
Concentrated International Equity

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$17,397,569	$173,108,640	(a)	$—
Short-term Investment	11,510,575	—		—
Derivatives	139,123	—		—

Total	$29,047,267	$173,108,640		$—

Liabilities
Derivatives	$(118,791)	$—		$—

International Small Cap

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$14,043,525	$88,593,296	(a)	$—
Short-term Investment	4,635,688	—		—
Derivatives	11,745	—		—

Total	$18,690,958	$88,593,296		$—

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Strategic International Equity

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$6,904,985	$72,731,239	(a)	$—
Short-term Investment	3,384,272	—		—
Derivatives	9,481	—		—

Total	$10,298,738	$72,731,239		$—

Liabilities
Derivatives	$(340)	$—		$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     The following table sets forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of July 31, 2010. The values in the table below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Assets	Liabilities

Concentrated International Equity	Equity	$139,123	$(118,791)

International Small Cap	Equity	11,745	—

Strategic International Equity	Equity	9,481	(340)

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these funds, accounts or individuals of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Issuer Concentration Risk — The Concentrated International Equity Fund intends to invest in a relatively small number of issuers. As a result, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular,

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
the Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	September 29, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	September 29, 2010

* Print the name and title of each signing officer under his or her signature.